Basis of Presentation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 07, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling interest
Noncontrolling interest		$ 10,045		$ 10,045
Net income (loss) attributable to noncontrolling interest		(215)		616
Effects of changes in Athlon's partnership interest in Holdings on Athlon's equity
Net income attributable to stockholders		2,482	(2,096)	37,058	42,508	53,014	(1,129)
Transfer from noncontrolling interest:
Shares of common stock in public offering	15,789,474
Athlon Holdings GP LLC
Noncontrolling interest
Ownership interest in general partner of Holdings		100.00%		100.00%
Holdings
Noncontrolling interest
Percentage of ownership interest of management and employees	3.20%	2.20%		2.20%
Number of common stock exchangeable against each unit				1
Holdings | Athlon Holdings GP LLC
Effects of changes in Athlon's partnership interest in Holdings on Athlon's equity
Net income attributable to stockholders		2,482		37,058
Transfer from noncontrolling interest:
Increase in Athlon's paid-in capital for corporate reorganization				290,950
Increase in Athlon's paid-in capital for issuance of 15,789,474 shares of common stock in initial public offering		295,473		295,473
Shares of common stock in public offering				15,789,474
Net transfer from noncontrolling interest		295,473		586,423
Change from net income attributable to stockholders and transfers from (to) noncontrolling interest		$ 297,955		$ 623,481
Holdings | Class A limited partners
Noncontrolling interest
Exchange Agreement Number of New Units Exchangeable Against Limited Partner Interest	1,855,563